Impairment - Schedule of Cash Flow Projections Used to Measure the Value in Use of CGUs (Detail) - Property, plant and equipment and intangible assets [member]	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of information for individual asset or cash-generating unit with significant amount of property plant and equipment and intangible assets [line items]
Average Brent (US$/bbl)	65.00%	73.00%	71.00%
Average Brazilian Real (excluding inflation ) - Real /U.S. dollar exchange rate	3.6	3.37	3.4
2018 [Member]
Disclosure of information for individual asset or cash-generating unit with significant amount of property plant and equipment and intangible assets [line items]
Average Brent (US$/bbl)			53.00%
Average Brazilian Real (excluding inflation ) - Real /U.S. dollar exchange rate			3.44
2019 [member]
Disclosure of information for individual asset or cash-generating unit with significant amount of property plant and equipment and intangible assets [line items]
Average Brent (US$/bbl)		66.00%	58.00%
Average Brazilian Real (excluding inflation ) - Real /U.S. dollar exchange rate		3.64	3.47
2020 [member]
Disclosure of information for individual asset or cash-generating unit with significant amount of property plant and equipment and intangible assets [line items]
Average Brent (US$/bbl)	65.00%	67.00%	66.00%
Average Brazilian Real (excluding inflation ) - Real /U.S. dollar exchange rate	3.85	3.56	3.47
2021 [member]
Disclosure of information for individual asset or cash-generating unit with significant amount of property plant and equipment and intangible assets [line items]
Average Brent (US$/bbl)	65.00%	72.00%	70.00%
Average Brazilian Real (excluding inflation ) - Real /U.S. dollar exchange rate	3.79	3.5	3.46
2022 [member]
Disclosure of information for individual asset or cash-generating unit with significant amount of property plant and equipment and intangible assets [line items]
Average Brent (US$/bbl)	65.00%	75.00%
Average Brazilian Real (excluding inflation ) - Real /U.S. dollar exchange rate	3.75	3.46
After 2022 [member]
Disclosure of information for individual asset or cash-generating unit with significant amount of property plant and equipment and intangible assets [line items]
Average Brent (US$/bbl)			73.00%
Average Brazilian Real (excluding inflation ) - Real /U.S. dollar exchange rate			3.49
After 2023 [member]
Disclosure of information for individual asset or cash-generating unit with significant amount of property plant and equipment and intangible assets [line items]
Average Brent (US$/bbl)		75.00%
Average Brazilian Real (excluding inflation ) - Real /U.S. dollar exchange rate		3.44
2023 [member]
Disclosure of information for individual asset or cash-generating unit with significant amount of property plant and equipment and intangible assets [line items]
Average Brent (US$/bbl)	65.00%
Average Brazilian Real (excluding inflation ) - Real /U.S. dollar exchange rate	3.72
After 2024 [member]
Disclosure of information for individual asset or cash-generating unit with significant amount of property plant and equipment and intangible assets [line items]
Average Brent (US$/bbl)	65.00%
Average Brazilian Real (excluding inflation ) - Real /U.S. dollar exchange rate	3.7